Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 430	$ 621
Other fees received for services rendered	47	41
Other fees paid for services received	$ 128	$ 150